Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Newell Brands Employee Savings Plan (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description document and Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan administered by the Newell Operating Company (“NOC”) U.S. Benefits Administration Committee (the “Plan Administrator”), which was appointed by the NOC Global Benefits Oversight Committee, a committee appointed by the Board of Directors of NOC, a subsidiary of Newell Brands Inc. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Eligibility

Certain employees of NOC and of its affiliated companies that have adopted the Plan (collectively, the “Company”) are eligible to participate in the Plan. Generally, eligible employees, other than retail employees of the Yankee Candle Company (as determined under the Plan document) and “Temporary Employees” (as defined by the Plan document), are eligible to commence participating in the Plan upon their date of hire. Eligible retail employees of the Yankee Candle Company and, generally, Temporary Employees may commence participating in the Plan after completing one “Year of Eligibility Service” as defined by the Plan document.

Contributions

Subject to legal and Plan limits, participants may elect to contribute up to 75% of their “Covered Pay”, as defined by the Plan document, to the Plan as pre-tax contributions and/or after-tax Roth contributions (collectively “Elective Deferral Contributions”). The Company makes a matching contribution each payroll period in an amount determined as follows:

•with respect to a participant who is a non-collectively bargained employee or a “NUK Bargained Employee” (as such term is defined by the Plan document), 100% of the first 6% of Covered Pay for such payroll period that is contributed by the participant as an Elective Deferral Contribution, and
•with respect to a participant who is a “Muncie Bargained Employee” (as such term is defined by the Plan document), 100% of the first 4% of Covered Pay for such payroll period that is contributed by the participant as an Elective Deferral Contribution.

The Company will make an additional “true-up” match contribution as may be necessary to ensure participants receive the full matching contribution on their total Elective Deferral Contributions for the Plan year. The true-up match will be calculated and contributed as soon as practicable following the last day of the Plan year. The balance of the true-up match is included in Employer contributions receivable in the Statement of Net Assets Available for Benefits.

The Plan also accepts rollover contributions of amounts attributable to pre-tax contributions and after-tax Roth contributions from other employer tax-qualified plans.

New hires eligible to participate in the Plan were enrolled automatically at a 3% contribution rate unless they opted out. This contribution rate will increase annually on the anniversary date of the employee until it reaches a contribution rate of 10%. The employee may stop or change this automatic contribution at any time.

Participant Accounts

Separate accounts are maintained for each participant. Each participant’s account is credited with the participant’s Elective Deferral Contributions, Company matching contributions and investment earnings (which are net of investment management expenses). Participant accounts are assessed a quarterly fixed fee as consideration for services provided by the trustee and recordkeeper and to pay other Plan administrative expenses. Transaction specific fees, such as loan origination, brokerage and shipping fees, are also directly assessed against the account of the participant initiating the transaction.
Vesting and Forfeitures

Participants are immediately vested in the portion of their Plan account that is attributable to their own Elective Deferral Contributions and the Company’s matching contributions. Prior to January 1, 2018, the Company’s matching contributions for certain legacy defined contributions plans became 100% vested when the employee has rendered the requisite vesting service, as defined by the respective plan. Forfeitures may be used to pay Plan expenses and reduce Company matching contributions. Forfeitures available for future use were $153,666 and $186,956 as of December 31, 2025 and 2024, respectively. For 2025, forfeitures of $906,535 were used to reduce employer contributions.

Participant Loans

Participants may borrow from their Plan account a minimum of $1,000 up to a maximum equal to the lesser of $50,000 (reduced by the participant’s highest outstanding loan balance during the immediately preceding 12-month period) or 50% of their vested account balance excluding any account balance in the “QVEC Sub-Account” and in the “Prior Plan Pension Sub-Account” (as such terms are defined by the Plan document). Loan terms range from one to five years (up to ten years for the purchase of a principal residence). The loans are secured by the balance in the participant’s account and bear interest at the prime rate as reported by Reuters plus 1% on the first day of the month in which the loan is requested. Interest rates on loans outstanding as of December 31, 2025, ranged from 3.25% to 10%. Principal and interest are paid ratably through periodic payroll deductions.

Investment Options

Participants may direct the investment of their Plan account balance and future contributions made to the Plan on their behalf among one or more of the Plan’s investment funds. The portion of the Plan’s investments held in the Company Stock Fund is designated as an employee stock ownership plan (“ESOP”). In addition to the investment funds offered by the Plan, participants may invest in a self-directed brokerage account. Generally, participants may change their investment options or reallocate investment balances on a daily basis.

Payment of Benefits

On termination of service, a participant is eligible to receive the vested value of the participant’s Plan account balance, and, subject to special rules that apply to the payment of a participant’s Prior Plan Pension Sub-Account, if any, the participant may elect to receive the participant’s vested account balance in a single lump sum payment or partial distributions of no less than $1,000. If the value of the participant’s account balance is $1,000 or less, the participant’s entire account balance will be distributed in a single lump sum payment. Benefits are recorded when paid.